Leases (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
2013	$ 49
2014	46
2015	40
2016	34
2017	22
Later years	116
Sublease income	(21)
Minimum lease commitments	$ 286